Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net income	R$ 7,850.5	R$ 13,083.4	R$ 12,879.2
Items that will not be recycled to profit or loss:
Other comprehensive income, net of tax, gains (losses) on revaluation	124.6	(129.6)	(24.5)
Exchange differences on translation of foreign operations gains/(losses)
Investment hedge in foreign operations		23.3	(1,859.4)
Investment hedge - put option granted on subsidiary	61.7	707.8	(1,071.0)
Gains/losses on translation of other foreign operations	1,890.6	(4,858.8)	6,344.6
Gains/losses on translation of foreign operations	1,952.3	(4,127.7)	3,414.2
Cash flow hedge - gains/(losses)
Recognized in Equity (Hedge reserve)	189.3	(579.3)	1,634.6
Removed from Equity (Hedge reserve) and included in profit or loss	324.4	(494.0)	(970.0)
Total cash flow hedge	513.7	(1,073.3)	664.6
Other comprehensive (loss)/income	2,590.6	(5,330.6)	4,054.3
Total comprehensive income	10,441.1	7,752.8	16,933.5
Attributable to
Equity holders of Ambev	9,891.7	7,610.4	16,086.5
Non-controlling interest	R$ 549.4	R$ 142.4	R$ 847.0